Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits as of beginning of year	$ 1,335
Increases related to prior year tax positions	5	1,335
Increases related to current year tax positions	51,813
Decreases related to prior year tax positions
Unrecognized tax benefits as of end of year
Total amounts of unrecognized tax benefits	$ 53,153	$ 1,335